DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.7%
Australia — 5.0%
ANZ Group Holdings Ltd.
18,966 430,849
APA Group (a)
9,205 55,899
Aristocrat Leisure Ltd.
3,513 134,405
ASX Ltd.
1,164 44,427
Brambles Ltd.
8,568 135,191
CAR Group Ltd.
2,299 52,422
Cochlear Ltd.
409 74,850
Coles Group Ltd.
8,356 122,311
Computershare Ltd.
3,279 77,198
CSL Ltd.
3,028 369,948
Evolution Mining Ltd.
12,389 96,522
Fortescue Ltd.
10,600 148,831
Goodman Group REIT
13,157 256,090
Macquarie Group Ltd.
2,305 297,850
Northern Star Resources Ltd.
8,467 150,810
QBE Insurance Group Ltd.
9,423 118,957
REA Group Ltd.
329 42,269
South32 Ltd.
28,237 59,627
Suncorp Group Ltd.
6,767 77,928
Transurban Group (a)
19,385 189,800
WiseTech Global Ltd.
1,227 58,757
Woodside Energy Group Ltd.
11,914 194,783
(Cost $2,920,650)
3,189,724
Austria — 0.1%
OMV AG
894 49,469
Verbund AG
398 29,331
(Cost $77,893)
78,800
Belgium — 0.5%
Ageas SA/NV
947 64,734
Elia Group SA/NV
305 36,848
KBC Group NV
1,430 176,165
Lotus Bakeries NV
2 17,965
Syensqo SA
459 37,427
(Cost $239,640)
333,139
Chile — 0.1%
Antofagasta PLC
(Cost $46,740)
2,338 85,439
Denmark — 3.2%
A.P. Moller — Maersk A/S, Class
A
18 36,081
A.P. Moller — Maersk A/S, Class
B
25 50,016
Coloplast A/S, Class B
795 71,748
DSV A/S
1,276 290,969
Genmab A/S *
397 125,784
Novo Nordisk A/S, Class B
20,280 998,953
Novonesis ( Novozymes ) B, Class
B
2,184 136,290
Orsted AS, 144A *
3,120 66,298
Number
of Shares Value $
Pandora A/S
506 60,479
ROCKWOOL A/S, Class B
549 18,550
Tryg A/S
2,155 53,410
Vestas Wind Systems A/S
6,316 150,306
(Cost $2,072,576)
2,058,884
Finland — 1.3%
Elisa OYJ
846 37,034
Kesko OYJ, Class B
1,643 34,990
Kone OYJ, Class B
2,125 144,370
Metso Corp.
4,118 67,768
Neste OYJ
2,483 47,951
Nokia OYJ
33,167 201,775
Sampo OYJ, Class A
15,056 177,091
Stora Enso OYJ, Class R
3,841 45,156
UPM- Kymmene OYJ
3,369 91,922
(Cost $764,049)
848,057
France — 13.3%
Aeroports de Paris SA
196 28,729
Air Liquide SA
3,649 699,258
AXA SA
10,935 493,665
BNP Paribas SA
6,352 543,229
Bouygues SA
1,127 56,268
Bureau Veritas SA
2,219 71,026
Carrefour SA
3,605 55,498
Cie Generale des Etablissements
Michelin SCA
4,179 136,526
Covivio SA REIT
291 18,811
Credit Agricole SA
6,605 126,633
Danone SA
4,126 368,709
Dassault Systemes SE
4,203 117,604
Eiffage SA
436 60,214
EssilorLuxottica SA
1,898 679,981
Gecina SA REIT
307 28,467
Getlink SE
2,044 36,958
Hermes International SCA
198 482,557
Kering SA
472 160,390
Legrand SA
1,637 248,022
L'Oreal SA
1,526 665,188
LVMH Moet Hennessy Louis
Vuitton SE
1,576 1,162,347
Publicis Groupe SA
1,432 139,567
Rexel SA
1,420 54,037
Schneider Electric SE
3,452 925,437
Societe Generale SA
4,405 306,427
TotalEnergies SE
12,491 823,398
(Cost $7,186,079)
8,488,946
Germany — 4.2%
adidas AG
1,068 198,811
Beiersdorf AG
621 66,780
Commerzbank AG
4,664 183,386
Deutsche Boerse AG
1,199 320,741

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Deutsche Lufthansa AG
4,070 39,063
Evonik Industries AG
1,679 25,857
GEA Group AG
909 61,609
Heidelberg Materials AG
834 214,196
Henkel AG & Co. KGaA
701 52,636
Infineon Technologies AG
8,154 343,795
Knorr- Bremse AG
480 50,916
LEG Immobilien SE
444 33,390
Merck KGaA
805 108,372
MTU Aero Engines AG
334 136,560
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
827 522,118
Scout24 SE, 144A
450 46,010
Symrise AG
824 68,318
Vonovia SE
4,835 146,566
Zalando SE, 144A *
1,357 36,537
(Cost $2,006,562)
2,655,661
Hong Kong — 2.6%
AIA Group Ltd.
66,201 685,342
CK Infrastructure Holdings Ltd.
4,299 29,762
Hang Seng Bank Ltd.
4,681 91,508
HKT Trust & HKT Ltd. (a)
23,516 35,943
Hong Kong & China Gas Co. Ltd.
69,480 64,611
Hong Kong Exchanges &
Clearing Ltd.
7,512 396,557
MTR Corp. Ltd.
9,028 35,808
Prudential PLC
16,287 235,981
Sino Land Co. Ltd.
22,112 29,651
Swire Pacific Ltd., Class A
2,415 20,705
WH Group Ltd., 144A
51,893 54,255
(Cost $1,465,749)
1,680,123
Ireland — 0.6%
AerCap Holdings NV
1,097 146,998
DCC PLC
590 39,041
Kerry Group PLC, Class A
1,037 96,219
Kingspan Group PLC
971 83,221
(Cost $322,548)
365,479
Israel — 0.1%
Nice Ltd. *
(Cost $70,920)
393 40,983
Italy — 2.8%
Enel SpA
51,666 534,132
FinecoBank Banca Fineco SpA
3,831 94,034
Generali
5,392 213,888
Infrastrutture Wireless Italiane
SpA , 144A
1,921 17,579
Intesa Sanpaolo SpA
89,935 583,034
Moncler SpA
1,465 98,816
Nexi SpA , 144A
2,764 12,892
Poste Italiane SpA , 144A
2,791 66,758
Number
of Shares Value $
Prysmian SpA
1,735 173,770
(Cost $1,172,248)
1,794,903
Japan — 23.9%
Aeon Co. Ltd.
13,800 250,045
Ajinomoto Co., Inc.
5,700 132,336
ANA Holdings, Inc.
855 16,144
Asahi Kasei Corp.
8,500 71,029
Asics Corp.
4,310 103,324
Astellas Pharma, Inc.
11,300 142,581
Bandai Namco Holdings, Inc.
3,700 108,522
Bridgestone Corp.
3,690 173,162
Capcom Co. Ltd.
2,200 53,897
Dai Nippon Printing Co. Ltd.
2,330 39,418
Daifuku Co. Ltd.
2,048 64,846
Dai-ichi Life Holdings, Inc.
21,900 171,004
Daiichi Sankyo Co. Ltd.
11,300 279,803
Daikin Industries Ltd.
1,671 217,214
Daiwa House Industry Co. Ltd.
3,500 119,478
Daiwa Securities Group, Inc.
8,400 69,682
Eisai Co. Ltd.
1,608 50,461
ENEOS Holdings, Inc.
17,700 116,658
FANUC Corp.
5,925 190,830
Fast Retailing Co. Ltd.
1,178 431,342
Fuji Electric Co. Ltd.
850 59,263
FUJIFILM Holdings Corp.
7,050 151,797
Fujitsu Ltd.
11,010 292,589
Hankyu Hanshin Holdings, Inc.
1,500 37,690
Hitachi Ltd.
28,900 920,059
Hoya Corp.
2,160 324,588
Isuzu Motors Ltd.
3,300 50,193
ITOCHU Corp.
7,500 449,856
JFE Holdings, Inc.
3,400 41,724
Kao Corp.
2,886 116,772
KDDI Corp.
18,504 318,914
Kikkoman Corp.
4,500 41,237
Kobe Bussan Co. Ltd.
900 21,870
Komatsu Ltd.
6,100 200,219
Konami Group Corp.
600 91,644
Kubota Corp.
5,900 85,220
LY Corp.
18,300 49,312
Marubeni Corp.
8,900 234,919
MatsukiyoCocokara & Co.
2,100 38,891
Mitsubishi Chemical Group
Corp.
8,000 45,180
Mitsubishi Estate Co. Ltd.
6,451 152,335
Mitsui Fudosan Co. Ltd.
16,500 193,866
Mizuho Financial Group, Inc.
15,632 548,247
MS&AD Insurance Group
Holdings, Inc.
8,000 177,635
NEC Corp.
8,100 305,781
Nexon Co. Ltd.
2,500 60,862

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Nippon Paint Holdings Co. Ltd.
5,750 37,510
Nitto Denko Corp.
4,450 110,102
Nomura Holdings, Inc.
18,800 141,858
Nomura Research Institute Ltd.
2,300 91,882
Obayashi Corp.
4,100 83,655
Oriental Land Co. Ltd.
6,725 129,587
ORIX Corp.
7,300 198,487
Osaka Gas Co. Ltd.
2,300 80,828
Pan Pacific International
Holdings Corp.
12,000 72,830
Panasonic Holdings Corp.
14,600 183,517
Rakuten Group, Inc. *
9,200 56,273
Recruit Holdings Co. Ltd.
8,850 454,041
Renesas Electronics Corp.
11,300 134,072
Secom Co. Ltd.
2,700 91,338
Sekisui Chemical Co. Ltd.
2,300 39,183
Sekisui House Ltd.
3,700 82,915
SG Holdings Co. Ltd.
1,900 19,000
Shimadzu Corp.
1,440 41,147
Shin-Etsu Chemical Co. Ltd.
10,533 317,374
Shiseido Co. Ltd.
2,400 34,158
SoftBank Corp.
185,300 265,037
SoftBank Group Corp.
6,020 649,064
Sompo Holdings, Inc.
5,465 173,458
Sony Group Corp.
38,788 1,137,168
Subaru Corp.
3,600 80,951
Sumitomo Metal Mining Co. Ltd.
1,753 57,651
Sumitomo Mitsui Financial
Group, Inc.
23,059 694,208
Sumitomo Mitsui Trust Holdings,
Inc.
4,000 115,886
Suntory Beverage & Food Ltd.
1,000 31,733
Sysmex Corp.
3,200 30,472
T&D Holdings, Inc.
3,100 67,403
TDK Corp.
12,125 198,872
TIS, Inc.
1,300 42,995
Toho Co. Ltd.
700 40,349
Tokio Marine Holdings, Inc.
11,700 413,043
Tokyo Electron Ltd.
2,815 573,643
Tokyo Gas Co. Ltd.
2,100 85,211
Tokyu Corp.
2,900 33,878
Toray Industries, Inc.
8,400 54,636
Unicharm Corp.
6,800 39,907
West Japan Railway Co.
2,700 53,775
Yamaha Motor Co. Ltd.
6,100 44,230
Yokogawa Electric Corp.
1,279 40,915
Yokohama Financial Group, Inc.
6,600 52,212
ZOZO, Inc.
2,300 19,839
(Cost $10,675,547)
15,208,732
Number
of Shares Value $
Luxembourg — 0.1%
Eurofins Scientific SE
(Cost $44,182)
738 50,224
Netherlands — 7.6%
Akzo Nobel NV
1,109 72,126
ASML Holding NV
2,448 2,566,585
ASR Nederland NV
976 65,878
Ferrovial SE
3,339 218,787
ING Groep NV
19,149 496,693
Koninklijke Ahold Delhaize NV
5,560 230,037
Koninklijke KPN NV
24,263 110,944
NN Group NV
1,653 119,861
Prosus NV *
8,304 522,915
QIAGEN NV
1,287 61,425
Randstad NV
688 26,764
Universal Music Group NV
6,962 178,401
Wolters Kluwer NV
1,455 154,676
(Cost $2,847,346)
4,825,092
New Zealand — 0.2%
Contact Energy Ltd.
5,372 29,697
Meridian Energy Ltd.
8,406 27,168
Xero Ltd. *
1,016 81,454
(Cost $142,970)
138,319
Norway — 1.0%
Aker BP ASA
2,213 53,900
DNB Bank ASA
5,551 148,486
Equinor ASA
4,732 109,077
Gjensidige Forsikring ASA
1,323 37,051
Mowi ASA
3,037 68,954
Norsk Hydro ASA
8,276 59,236
Orkla ASA
4,368 46,780
Telenor ASA
3,815 55,118
Yara International ASA
1,011 36,941
(Cost $562,998)
615,543
Poland — 0.0%
InPost SA *
(Cost $27,953)
1,815 21,275
Portugal — 0.3%
EDP SA
19,301 86,150
Galp Energia SGPS SA
2,445 49,274
Jeronimo Martins SGPS SA
1,832 43,458
(Cost $142,345)
178,882
Singapore — 0.9%
CapitaLand Ascendas REIT
25,700 55,760
CapitaLand Investment Ltd.
14,100 28,850
Grab Holdings Ltd., Class A *
15,321 83,499
Keppel Ltd.
9,100 71,948
Sembcorp Industries Ltd.
6,000 28,398
Singapore Exchange Ltd.
5,300 68,994

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
United Overseas Bank Ltd.
7,800 204,644
(Cost $412,403)
542,093
Spain — 2.7%
ACS Actividades de
Construccion y Servicios SA
1,134 104,824
Aena Sme SA, 144A
4,713 128,319
Amadeus IT Group SA
2,826 207,737
Banco de Sabadell SA
31,236 113,755
Cellnex Telecom SA, 144A *
3,090 92,737
Endesa SA
1,958 71,034
Iberdrola SA
39,998 844,142
Redeia Corp. SA
2,424 43,267
Repsol SA
7,090 131,488
(Cost $1,236,197)
1,737,303
Sweden — 4.7%
AddTech AB, Class B
1,619 55,685
Alfa Laval AB
1,814 85,721
Assa Abloy AB, Class B
6,319 240,252
Atlas Copco AB, Class A
16,779 284,994
Atlas Copco AB, Class B
10,137 155,090
Boliden AB *
1,840 88,140
Epiroc AB, Class A
4,184 89,875
Epiroc AB, Class B
2,335 45,033
EQT AB
3,110 107,824
Essity AB, Class B
3,759 104,101
Evolution AB, 144A
929 63,550
H & M Hennes & Mauritz AB,
Class B
3,434 62,368
Holmen AB, Class B
515 18,871
Indutrade AB
1,725 42,833
Nibe Industrier AB, Class B
8,916 32,992
Sandvik AB
6,698 202,465
Skanska AB, Class B
2,140 54,954
SKF AB, Class B
2,043 53,502
Spotify Technology SA *
986 590,486
Svenska Cellulosa AB SCA,
Class B
3,700 48,115
Svenska Handelsbanken AB,
Class A
9,105 126,365
Tele2 AB, Class B
3,260 51,915
Telia Co. AB
14,334 57,599
Volvo AB, Class B
9,925 297,589
(Cost $2,550,859)
2,960,319
Switzerland — 9.3%
ABB Ltd.
9,908 712,236
Alcon, Inc.
3,118 247,980
Baloise Holding AG
248 64,923
Banque Cantonale Vaudoise
204 24,746
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
12 176,649
Coca-Cola HBC AG *
1,377 69,113
Number
of Shares Value $
DSM- Firmenich AG
1,165 95,670
Geberit AG
211 164,396
Givaudan SA
58 244,655
Julius Baer Group Ltd.
1,277 91,288
Kuehne + Nagel International AG
298 59,789
Logitech International SA
1,010 113,585
Lonza Group AG
451 308,923
Novartis AG
11,986 1,559,620
SGS SA
1,089 124,992
Sika AG
958 188,808
Sonova Holding AG
314 78,251
STMicroelectronics NV
2,879 66,076
STMicroelectronics NV, Class Y
1,383 31,795
Swiss Life Holding AG
179 196,355
Swiss Prime Site AG
518 76,447
Swiss Re AG
1,882 331,773
Swisscom AG
164 117,748
VAT Group AG, 144A
167 73,501
Zurich Insurance Group AG
923 663,498
(Cost $4,375,319)
5,882,817
United Kingdom — 14.2%
3i Group PLC
6,292 263,280
Admiral Group PLC
1,588 66,742
Anglo American PLC
6,988 263,977
Ashtead Group PLC
2,705 173,042
Associated British Foods PLC
1,999 56,576
AstraZeneca PLC
9,772 1,809,341
Auto Trader Group PLC, 144A
5,601 47,422
Aviva PLC
18,968 163,814
Barratt Redrow PLC
8,250 43,113
BT Group PLC
37,300 89,430
Bunzl PLC
1,972 56,543
Coca-Cola Europacific Partners
PLC
1,333 122,223
HSBC Holdings PLC
108,451 1,537,853
Informa PLC
8,123 103,303
Intertek Group PLC
998 61,172
J Sainsbury PLC
11,234 47,960
Kingfisher PLC
11,206 45,375
Land Securities Group PLC REIT
4,484 35,945
Legal & General Group PLC
36,931 120,817
Lloyds Banking Group PLC
375,392 478,195
M&G PLC
14,211 51,292
Melrose Industries PLC
7,283 57,417
National Grid PLC
31,275 475,103
Pearson PLC
3,759 49,687
Phoenix Group Holdings PLC
4,637 42,763
Reckitt Benckiser Group PLC
4,258 330,161
RELX PLC
11,453 459,961
Rentokil Initial PLC
15,793 87,093
Sage Group PLC
6,145 87,487

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Schroders PLC
5,075 26,118
Segro PLC REIT
7,901 74,810
Smiths Group PLC
2,048 66,320
Spirax Group PLC
422 37,491
SSE PLC
7,577 220,669
Tesco PLC
40,819 243,546
Unilever PLC
15,434 929,251
Vodafone Group PLC
125,328 156,129
Whitbread PLC
1,031 34,015
(Cost $6,569,675)
9,015,436
TOTAL COMMON STOCKS
(Cost $47,933,448)
62,796,173
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA
1,016 82,043
Sartorius AG (b)
184 53,642
(Cost $131,063)
135,685
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.0%
iShares ESG Aware MSCI EAFE
ETF
(Cost $11,376)
150 14,179
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 3.91%
(c)(d)
(Cost $43,326)
43,326 43,326
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.94% (c)
(Cost $163,388)
163,388 163,388
TOTAL INVESTMENTS — 99.3%
(Cost $48,282,601)
63,152,751
Other assets and liabilities,
net — 0.7%
454,515
NET ASSETS — 100.0%
63,607,266
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.91% (c)(d)
313,277 — (269,951) (e) — — 291 — 43,326 43,326
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.94% (c)
11,991 403,100 (251,703) — — 404 — 163,388 163,388
325,268 403,100 (521,654) — — 695 — 206,714 206,714
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $42,272, which is 0.1% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Securities are listed in country of domicile.
At November 30, 2025 the Xtrackers MSCI EAFE Selection Equity ETF had the following sector diversification:
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
14,753,732 23 .4
Industrials
11,304,209 18 .0
Health Care
7,426,948 11 .8
Consumer Discretionary
6,173,484 9 .8
Information Technology
5,583,588 8 .9
Consumer Staples
4,792,351 7 .6
Materials
3,711,399 5 .9
Communication Services
3,551,136 5 .6
Utilities
2,808,547 4 .5
Energy
1,575,998 2 .5
Real Estate
1,250,466 2 .0
Total
62,931,858 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
EURO STOXX 50 Index
EUR 6 382,251 395,098 12/19/2025 12,847
Micro EURO STOXX 50 Index
EUR 16 103,295 105,359 12/19/2025 2,064
MINI TOPIX Index
JPY 6 121,510 129,939 12/11/2025 8,429
Total unrealized appreciation
23,340
EUR Euro
JPY Japanese Yen

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EASG-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 62,796,173 $ — $ — $ 62,796,173
Preferred Stocks
135,685 — — 135,685
Exchange-Traded Funds
14,179 — — 14,179
Short-Term Investments (a)
206,714 — — 206,714
Derivatives (b)
Futures Contracts
23,340 — — 23,340
TOTAL
$ 63,176,091 $ — $ — $ 63,176,091
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.